Current Liabilities - Provisions - Summary of Current Provisions (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Current provisions [abstract]
Annual leave	$ 825	$ 762
Long service lave	314	256
Total current provisions	$ 1,139	$ 1,018